Cash and Cash Equivalents (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents	₺ 18,628,665	₺ 11,860,555
Cost [member]
Cash and cash equivalents
Cash in hand	184	179
Banks	18,640,827	11,858,067
Demand deposits	3,045,179	975,753
Time deposits	15,595,648	10,882,314
Other cash and cash equivalents		8,354
Accumulated impairment [member]
Cash and cash equivalents
Cash and cash equivalents	₺ (12,346)	₺ (6,045)